NOTES PAYABLE AND LINES OF CREDIT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE AND LINES OF CREDIT

Notes payable consisted of the following as of December 31, 2019 and 2018:

	2019	2018
Notes payable-NextGen dated February 8, 2017. Interest is payable semi-annually at 6.5% through February 9, 2019 and 8.5% through maturity which is January 31, 2021.	$1,333,334	$1,333,334

Notes payable-private placement dated March 31, 2017. Interest is payable semi-annually at 6.5% through September 30, 2019 and 8.5% through maturity which is January 31, 2021. Unamortized debt discount of $75,601 and $334,998 as of December 31, 2019 and December 31, 2018, respectively.	667,000	667,000

Line of credit-floor plan Ally dated February 16, 2018. Facility provides up to $25,000,000 of available credit secured by vehicle inventory and other assets. Interest rate at December 31, 2019 was 7.05%. Principal and interest are payable on demand.	8,419,897	8,866,894

Loan Agreement with Hercules Capital Inc. dated April 30, 2018 and as amended for tranche II on October 30, 2018. Tranche I- Interest only at 10.5% and is payable monthly through December 1, 2018. Principal and interest payments commence on June 1, 2019 through maturity which is May 1, 2021. Trance II-Interest payable monthly at 11.0%. Principal payable at maturity on October 1, 2021. Unamortized debt issuance costs as of December 31, 2018 of $1,547,412.	—	10,857,500

Line of credit-floor plan NextGear dated October 30, 2018. Secured by vehicle inventory and other assets. Interest rate at December 31, 2019 was 4.25%. Principal and interest is payable on demand.	50,741,073	47,505,607

Less: Debt discount	(75,601)	(1,882,410)
Total notes payable and lines of credit	61,085,703	67,347,925
Less: Current portion	59,160,970	58,555,006

Long-term portion	$1,924,733	$8,792,919

As of December 31, 2019, future principal debt payments are due as follows: 2020 - $59,085,369; 2021 - $2,000,334.

Line of Credit-Floor Plan-NextGear

On October 30, 2018, Wholesale, as borrower, entered into a floorplan vehicle financing credit line (the "NextGear Credit Line") with NextGear. As of the date of this filing, based on on-going discussions with NextGear, we will limit our advances under the NextGear Credit Line for Wholesale and Autosport to $55,000,000. Advances under the NextGear Credit Line will bear interest at an initial per annum rate of 5.25%, based upon a 360-day year, and compounded daily, and the per annum interest rate will vary based on a base rate, plus the contract rate, which is currently negative 2.0%, until the outstanding liabilities to NextGear are paid in full. Interest expense on the line of credit-floor plan for the years ended December 31, 2019 and 2018, was $2,697,591 and $513,306, respectively.

Line of Credit-Floor Plan-Ally

On February 16, 2018, the Company, through its wholly-owned subsidiary RMBL MO entered into an Inventory Financing and Security Agreement (the "Credit Facility") with Ally and Ally Financial, Inc., a Delaware corporation ("Ally" together with Ally Bank, the "Lender"), pursuant to which the Lender may provide up to $25,000,000 in financing, or such lesser sum which may be advanced to or on behalf of RMBL MO from time to time, as part of its floorplan vehicle financing program. Advances under the Credit Facility require that the Company maintain 10.0% of the advance amount as restricted cash. Advances under the Credit Facility will bear interest at a per annum rate designated from time to time by the Lender and will be determined using a 365/360 simple interest method of calculation, unless expressly prohibited by law. Advances under the Credit Facility, if not demanded earlier, are due and payable for each vehicle financed under the Credit Facility as and when such vehicle is sold, leased, consigned, gifted, exchanged, transferred, or otherwise disposed of. Interest under the Credit Facility is due and payable upon demand, but, in general, in no event later than 60 days from the date of request for payment. Upon any event of default (including, without limitation, RMBL MO's obligation to pay upon demand any outstanding liabilities of the Credit Facility), the Lender may, at its option and without notice to the RMBL MO, exercise its right to demand immediate payment of all liabilities and other indebtedness and amounts owed to Lender and its affiliates by RMBL MO and its affiliates. The Credit Facility is secured by a grant of a security interest in the vehicle inventory and other assets of RMBL MO and payment is guaranteed by the Company pursuant to a guaranty in favor of the Lender and secured by the Company pursuant to a General Security Agreement. Interest expense on the Credit Facility for the years ended December 31, 2019 and 2018 was $541,702 and $149,776, respectively. The Ally Line of Credit ended in February 2020.

Loan Agreement-Hercules Capital Inc.

On May 14, 2019, the Company made a payment to Hercules Capital Inc. ("Hercules") of $11,134,695, representing the principal, accrued and unpaid interest, fees, costs and expenses outstanding under its Loan and Security Agreement (the "Loan Agreement") with Hercules dated April 30, 2018 (the "Hercules Indebtedness"). Upon the payment, all outstanding indebtedness and obligations of the Company owed to Hercules under the Loan Agreement were paid in full, and the Loan Agreement has been terminated. The Company used a portion of the net proceeds from the Note Offering (described below) to pay the Hercules Indebtedness. In accordance with the guidance in ASC 470-50, Debt, the Company accounted for the extinguishment of the Hercules Loan Agreement as an extinguishment and recognized a loss on early extinguishment of debt of $1,499,250 for the year ended December 31, 2019 in the Consolidated Statements of Operations. The loss on early extinguishment consisted primarily of the prepayment penalty paid to Hercules and unamortized debt discounts including the remaining portion of warrant values and debt issuance costs.

Notes Payable

NextGen

On February 8, 2017, in connection with the acquisition of NextGen, the Company issued a subordinated secured promissory note in favor of NextGen (which note was subsequently assigned to Halcyon in February 2018) in the amount of $1,333,334. Interest accrues and will be paid semi-annually (i) at a rate of 6.5% annually from the closing date through the second anniversary of such date and (ii) at a rate of 8.5% annually from the second anniversary of the closing date through the Maturity Date. Upon the occurrence of any event of default, the outstanding balance under the NextGen Note shall become immediately due and payable upon election of the holder. The Company's obligations under the NextGen Note are secured by substantially all the assets of NextGen Pro, pursuant to an Unconditional Guaranty Agreement (the "Guaranty Agreement"), by and among NextGen and NextGen Pro, and a related Security Agreement between the parties, each dated as of February 8, 2017. Under the terms of the Guaranty Agreement, NextGen Pro has agreed to guarantee the performance of all the Company's obligations under the NextGen Note. Interest expense on the Credit Facility for the years ended December 31, 2019 and 2018 was $110,484 and $87,617, respectively. For additional information see Note 19 – Subsequent Events – Investor Note Exchange.

Private Placement

On March 31, 2017, the Company completed funding of the second tranche of the 2016 Private Placement (as defined below). The investors were issued 58,096 shares of Class B Common Stock of the Company and promissory notes (the "Private Placement Notes") in the amount of $667,000, in consideration of cancellation of loan agreements having an aggregate principal amount committed by the purchasers of $1,350,000. Under the terms of the Private Placement Notes, interest shall accrue on the outstanding and unpaid principal amounts until paid in full. The Private Placement Notes mature on January 31, 2021. Interest accrues at a rate of 6.5% annually from the closing date through the second anniversary of such date and at a rate of 8.5% annually from the second anniversary of the closing date through the maturity date. Upon the occurrence of any event of default, the outstanding balance under the Private Placement Notes shall become immediately due and payable upon election of the holders. Based on the relative fair values attributed to the Class B Common Stock and promissory notes issued in the 2016 Private Placement, the Company recorded a debt discount on the promissory notes of $667,000 with the corresponding amounts recorded as an addition to paid-in capital. The debt discount is amortized to interest expense until the scheduled maturity of the Private Placement Notes in January 2021 using the effective interest method. The effective interest rate at December 31, 2019 was 26.0%. Interest expense on the Private Placement Notes was $316,091 and $259,177, respectively for the years ended December 31, 2019 and 2018, which included debt discount amortization of $70,565 and $205,926, respectively for the years ended December 31, 2019 and 2018.

Exchange of Notes Payable

Certain of the Company's investors extended the maturity of currently outstanding promissory notes, and exchanged such notes for new notes (the "New Investor Notes"), pursuant to that certain Note Exchange Agreement, dated January 14, 2020 (the "Investor Note Exchange Agreement"), by and between the Company and each investor thereto (the "Investors"), including Halcyon, an entity affiliated with Kartik Kakarala, a director of the Company, such New Investor Note for an aggregate principal amount of $833,333 (after taking account of a $500,000 pay down of the previously outstanding Halcyon note), Blue Flame Capital, LLC ("Blue Flame"), an entity affiliated with Denmar Dixon, a director of the Company, such New Investor Note for an aggregate principal amount of $99,114, and Mr. Dixon, individually, such New Investor Note for an aggregate principal amount of $272,563. The New Investor Notes, having an aggregate principal amount of approximately $1,500,000, will mature on January 31, 2021, and will be convertible at any time at the Investor's option at a price of $60.00 per share. For additional information see Note 19 – Subsequent Events – Investor Note Exchange.

Convertible Notes

As of December 31, 2019, the outstanding convertible promissory notes net of debt discount and issue costs are summarized as follows:

	Face Amount	Debt Discount	Carrying Amount
Convertible senior notes	$30,000,000	$10,402,024	$19,597,976
Convertible notes-Autosport
$1,536,000 unsecured note	1,536,000	379,616	1,156,384
$500,000 unsecured note	500,000	6,092	493,908
$257,933 unsecured note	257,933	6,382	251,551
	32,293,933	10,794,114	21,499,819
Less: Current portion	(1,461,933)	(98,343)	(1,363,590)
Long-term portion	$30,832,000	$10,695,771	$20,136,229

Convertible Senior Notes

On May 9, 2019, the Company entered into a purchase agreement (the "Purchase Agreement") with JMP Securities LLC ("JMP Securities") to issue and sell $30,000,000 in aggregate principal amount of its 6.75% Convertible Senior Notes due 2024 (the "Notes") in a private placement to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Note Offering").  The Company paid JMP Securities a fee of 7.0% of the gross proceeds in the Note Offering. The proceeds for the Note Offering after deducting the initial purchaser's discounts, advisory fees, and related offering expenses, were $27,385,500.

The Notes were issued on May 14, 2019 pursuant to an Indenture (the "Indenture") by and between the Company and Wilmington Trust, National Association, as trustee. The Purchase Agreement included customary representations, warranties and covenants by the Company and customary closing conditions. Under the terms of the Purchase Agreement, the Company agreed to indemnify JMP Securities against certain liabilities. The Notes bore interest at 6.75% per annum, payable semiannually on May 1 and November 1 of each year, beginning on November 1, 2019. The Notes could bear additional interest under specified circumstances relating to the Company's failure to comply with its reporting obligations under the Indenture or if the Notes were not freely tradeable as required by the Indenture. The Notes would have matured on May 1, 2024, unless earlier converted, redeemed or repurchased pursuant to their terms.

The initial conversion rate of the Notes was 8.6956 shares of Class B Common Stock, per $1,000 principal amount of the Notes, subject to adjustment (which is equivalent to an initial conversion price of approximately $115.00 per share, subject to adjustment). The conversion rate was subject to adjustment in some events but would not have been adjusted for any accrued and unpaid interest. In addition, upon the occurrence of a make-whole fundamental change (as defined in the Indenture), the Company would, in certain circumstances, increase the conversion rate by a number of additional shares for a holder that elected to convert its Notes in connection with such make-whole fundamental change.

The Notes were not redeemable by the Company prior to the May 6, 2022. The Company could have redeemed for cash all or any portion of the Notes, at its option, on or after May 6, 2022 if the last reported sale price of the Company's Class B Common Stock had been at least 150.0% of the conversion price then in effect for at least 20 trading days (whether or not consecutive), including the trading day immediately preceding the date on which the Company provides notice of redemption, during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption at a redemption price equal to 100.0% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. No sinking fund was provided for the Notes. If redeemed, the Company would have made an interest make-whole payment to the converting holder equal to the sum of the present values of the scheduled payments of interest that would have been made on the Notes to be converted had such Notes remained outstanding from the conversion date through the earlier of the date that is two years after the conversion date and June 15, 2022.

In connection with the Note Offering, the Company entered into a registration rights agreement with JMP Securities, pursuant to which the Company has agreed to file with the SEC an automatic shelf registration statement, if the Company is eligible to do so and has not already done so, and, if the Company is not eligible for an automatic shelf registration statement, then in lieu of the foregoing the Company shall file a shelf registration statement for the registration of, and the sale on a continuous or delayed basis by the holders of, all of the Notes pursuant to Rule 415 or any similar rule that may be adopted by the Commission, and use its commercially reasonable efforts to cause the shelf registration statement to become or be declared effective under the Securities Act on the day that is 120 days after May 9, 2019.  The Company filed a Registration Statement on Form S-3, which was declared effective on August 30, 2019.

As of December 31, 2019, the conditions allowing holders of the Notes to convert have not been met and therefore the Notes are not yet convertible.

We account for the Notes in accordance with FASB ASC 470, Debt and ASC 815, Derivatives and Hedging, which required bifurcation of the liability and equity components. We determined the carrying amount of the liability component as the present value of its cash flows using an implied discount rate of 20.5%. The carrying amount of the equity component representing the conversion option was $8,5000,000 and was calculated by deducting the carrying value of the liability component from the principal amount of the Notes as a whole. This difference represents a debt discount that is amortized to interest expense over the term of the Notes using the effective interest rate method. The equity component is not remeasured as long as it continues to meet the conditions for equity classification. We further valued a derivative liability in connection with the interest make-whole provision at $1,330,000 at issuance based on a Monte-Carlo Simulation using a volatility of 85.0% and a risk-free rate of 2.3%. This amount was recorded as a debt discount and is amortized to interest expense over the term of the Notes using the effective interest rate. The derivative liability is remeasured at each reporting date with the change in value of $1,302,000 being recorded in other income for the year ended December 31, 2019. The value of the derivative liability as of December 31, 2019 was $27,500.

We allocate transaction costs related to the issuance of the Notes to the liability and equity components using the same proportions as the initial carrying value of the Notes. Transaction costs attributable to the debt component were $1,790,088 and are being amortized to interest expense using the effective interest method over the term of the Notes. Transaction costs attributable to the equity component were $754,375 and are netted with the equity component of the Notes in stockholders' equity. Transactions costs attributable to the derivative liability were $118,038 and were expensed during the year ended December 31, 2019.

The interest expense recognized related to the Notes for the year ended December 31, 2019 was as follows:

2019
Contractual interest expense	$1,305,000
Amortization of debt discounts	1,218,064
Total	$2,523,064

On January 10, 2020, the Company entered into a note exchange and subscription agreement (the "Note Exchange & Subscription Agreement"), as amended by that certain Joinder and Amendment effective January 13, 2020 (the "Joinder Agreement," and together with the Note Exchange & Subscription Agreement, the "Note Agreement"), with the investors in the 2019 Note Offering (the "Note Investors"), pursuant to which the Company agreed to complete (i) a note exchange pursuant to which $30,000,000 of the Old Notes would be cancelled in exchange for a new series of 6.75% Convertible Senior Notes due 2025 (the "New Notes") and (ii) the issuance of additional New Notes in a private placement in reliance on the exemption from registration provided by Rule 506 of Regulation D of the Securities Act as a sale not involving any public offering (the "2020 Note Offering"). On January 14, 2020, the Company closed the 2020 Note Offering. The proceeds for the 2020 Note Offering, after deducting for payment of accrued interest on the Old Notes and offering-related expenses, were $8,272,375. For additional information see Note 19 – Subsequent Events – Convertible Note Exchange and Offer.

Convertible Notes-Autosport USA

On February 3, 2019, in connection with the Autosport Acquisition, the Company issued (i) the Promissory Note, and (ii) the Convertible Note in favor of the Seller. In connection with the Autosport Acquisition, the Buyer also assumed additional debt of $257,933 pursuant to the Second Convertible Note.

The Promissory Note has a term of fifteen months and will accrue interest at a simple rate of 5.0% per annum. Interest under the Promissory Note is payable upon maturity. Any interest and principal due under the Promissory Note is convertible, at the Buyer's option into shares of the Company's Class B Common Stock at a conversion price equal to the weighted average trading price of the Company's Class B Common Stock on the Nasdaq Stock Exchange for the twenty (20) consecutive trading days preceding the conversion date. The number of shares of the Company's Class B Common Stock issuable pursuant to the Promissory Note is indeterminate at this time.

The Convertible Note has a term of three years and will accrue interest at a rate of 6.5% per annum. Interest under the Convertible Note is payable monthly for the first 12 months, and thereafter monthly payments of amortized principal and interest will be due. Any interest and principal due under the Convertible Note is convertible into shares of the Company's Class B Common Stock at a conversion price of $115.00 per share, (i) at the Seller's option, or (ii) at the Buyer's option, on any day that (a) any portion of the principal of the Convertible Note remains unpaid and (b) the weighted average trading price of the Company's Class B Common Stock on Nasdaq for the twenty (20) consecutive trading days preceding such day has exceeded $140.00 per share. The maximum number of shares issuable pursuant to the Convertible Note is 15,962 shares of the Company's Class B Common Stock.

The Second Convertible Note has a term of one year and will accrue interest at a simple rate of 5.0% per annum. Monthly payments of amortized principal and interest will be due under the Second Convertible Note. Any interest and principal due under the Second Convertible Note is convertible into shares of the Company's Class B Common Stock at a conversion price of $115.00 per share, (i) at the Seller's option, or (ii) at the Buyer's option, on any day that (a) any portion of the principal of the Second Convertible Note remains unpaid and (b) the weighted average trading price of the Company's Class B Common Stock on Nasdaq for the twenty (20) consecutive trading days preceding such day has exceeded $140.00 per share. The maximum number of shares issuable pursuant to the Second Convertible Note is 2,336 shares of the Company's Class B Common Stock.